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                                               [LOGO OF LINCOLN FINANCIAL GROUP]

The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103-1106
Telephone: (860) 466-2374
Facsimile: (860) 466-1778

VIA EDGAR

June 14, 2005

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549-0506

Re:   LLANY Separate Account R for Flexible Premium Variable Life Insurance
       (the "Account")
      Lincoln Life & Annuity Company of New York ("LLANY")
      File No. 811-08651; CIK: 0001055225
      Initial Registration Statement, Form N-6

Dear Sir or Madam:

Today we are electronically filing on EDGAR an Initial Registration Statement on Form N-6 for a variable life insurance product. The marketing name for this product is "Lincoln SVUL one."

The product is most similar to the Lincoln SVUL IV (File No. 333-115884; 811-08651; CIK: 0001055225). A marked courtesy copy of this Registration Statement will be forwarded under separate cover to our Reviewer showing variances when compared with the "Lincoln SVUL IV."

I am representing LLANY in these matters. Please contact me at (860) 466-2374 with any questions or comments you may have with regard to this filing.

Sincerely,

/s/ Lawrence A. Samplatsky

Lawrence A. Samplatsky
Assistant Vice President and Senior Counsel